Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Drillship Alonissos Stock Trust
Balance Sheet of Variable Interest Entity
December 31, 2016
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$167
Restricted cash	31,956
Trade accounts receivable, net	3,341
Other current assets	1,884
Total current assets	37,348

FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	675,420
Total fixed assets, net	675,420

OTHER NON-CURRENT ASSETS:
Restricted cash	20,008
Total non-current assets, net	20,008
Total assets	$732,776
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	$164,218
Accounts payable and other current liabilities	5,218
Accrued liabilities	1,791
Total current liabilities	171,227

NON-CURRENT LIABILITIES
Long term debt, net of current portion and deferred financing costs	82,947
Total non-current liabilities	82,947

COMMITMENTS AND CONTINGENCIES	-
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2016	20
Additional paid-in capital	960
Retained earnings	477,622
Total shareholders' equity	478,602
Total liabilities and shareholders' equity	$732,776